Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 3,769,783	$ 4,157,344
Fair Value	4,282,140	$ 4,325,629
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	4,157,344
International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 775,836
Original Term	15 years
14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 865,801
Original Term	14 years
13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 277,511
Original Term	13 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 673,248
Original Term	12 years
Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 1,564,948
Original Term	12 years
Interest rate pre completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.78%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate pre completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	2.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.40%
Annual interest rate, basis	LIBOR
Borrowings maturity	15-year loan at A Loan rate
Interest rate post completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.78%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate post completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 50,000
Annual interest rate, adjustment to basis	4.40%
Annual interest rate, basis	LIBOR
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 4,438,146
At fair value [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	820,958
At fair value [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	921,116
At fair value [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	311,637
At fair value [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	711,980
At fair value [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 1,672,455